Income taxes (Details Narrative) RM in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 SGD ($)
Income tax expense benefit | $		$ 10,000
Taxable income exempted from income tax | $		190,000
Additional paid in capital	$ 20,475,855				$ 27,748,879		$ 22,522,570
Gross income from business	$ 1,232,400	$ 1,670,149		$ 803,645
Next S$1,90,000 [Member]
Tax exempt percentage	50.00%	50.00%	50.00%
SINGAPORE
Corporate tax rate	17.00%	17.00%	17.00%
SINGAPORE | First S$10,000 [Member]
Tax exempt percentage	75.00%	75.00%	75.00%
MALAYSIA
Corporate tax rate	24.00%	24.00%	24.00%
Additional paid in capital | RM						RM 2.5
Gross income from business | RM			RM 50.0
MALAYSIA | First MYR 6,00,000 [Member]
Tax exempt percentage	17.00%	17.00%	17.00%
MALAYSIA | Over MYR 6,00,000 [Member]
Tax exempt percentage	24.00%	24.00%	24.00%